Intangible Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible assets
24	Intangible assets

	Trademarks and licenses	Computer software and others	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019
Cost	1,815,576	560,056	54,418	2,430,050
Accumulated amortization	(4,238)	(452,444)	—	(456,682)

Net book amount	1,811,338	107,612	54,418	1,973,368

Year ended December 31, 2019
Opening net book amount	1,811,338	107,612	54,418	1,973,368
Additions	—	19,383	—	19,383
Transfer	—	54,418	(54,418)	—
Impairment	—	(64,209)	—	(64,209)
Amortization charge	(762)	(31,205)	—	(31,967)

Closing net book amount	1,810,576	85,999	—	1,896,575

As of December 31, 2019
Cost	1,815,576	633,857	—	2,449,433
Accumulated amortization	(5,000)	(483,649)	—	(488,649)
Impairment	—	(64,209)	—	(64,209)

Net book amount	1,810,576	85,999	—	1,896,575

	Trademarks and licenses	Computer software and others	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	1,815,576	633,857	—	2,449,433
Accumulated amortization	(5,000)	(483,649)	—	(488,649)
Impairment	—	(64,209)	—	(64,209)

Net book amount	1,810,576	85,999	—	1,896,575

Year ended December 31, 2020
Opening net book amount	1,810,576	85,999	—	1,896,575
Additions	—	17,718	—	17,718
Amortization charge	—	(31,831)	—	(31,831)

Closing net book amount	1,810,576	71,886	—	1,882,462

As of December 31, 2020
Cost	1,815,576	255,063	—	2,070,639
Accumulated amortization	(5,000)	(118,968)	—	(123,968)
Impairment	—	(64,209)	—	(64,209)

Net book amount	1,810,576	71,886	—	1,882,462

	Trademarks and licenses	Computer software and others	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2021
Cost	1,815,576	255,063	—	2,070,639
Accumulated amortization	(5,000)	(118,968)	—	(123,968)
Impairment	—	(64,209)	—	(64,209)

Net book amount	1,810,576	71,886	—	1,882,462

Year ended December 31, 2021
Opening net book amount	1,810,576	71,886	—	1,882,462
Additions	—	3,126	—	3,126
Impairment	(963,948)	—	—	(963,948)
Amortization charge	—	(22,234)	—	(22,234)

Closing net book amount	846,628	52,778	—	899,406

As of December 31, 2021
Cost	1,815,576	258,189	—	2,073,765
Accumulated amortization	(5,000)	(141,202)	—	(146,202)
Impairment	(963,948)	(64,209)	—	(1,028,157)

Net book amount	846,628	52,778	—	899,406

The trademarks and licenses were intangible assets acquired in business combinations as part of the reorganization of the Group. Most of the trademarks and licenses acquired were determined to be indefinite useful life as there is no foreseeable limit to the period over which these assets are expected to generate net cash inflows for the Group.
Impairment review on the trademarks and licenses with indefinite useful life were conducted by the Group as of December 31, 2020 and 2021 according to IAS 36 “Impairment of assets”. For the purposes of impairment assessment, the recoverable amount of the trademarks and licenses with indefinite life were determined based on the higher amount of the fair value less cost of disposal (“FVLCD”) and value-in-use
calculations. Given there is no active market for the Group’s trademarks and licenses with indefinite life, the fair value less cost of disposal
of these trademarks and licenses were determined based on the valuation technique using discounted cash flow
. The
value-in-use
calculations use cash flow projections based on business plan for a three to seven years’ period considering past performance and expectation of future market developments. The discount rate used reflects market assessments of the time value and the specific risks relating to intangible assets.
The primary valuation technique used for recoverable amount of cash-generating unit or group of units is cash flow projection based on business plans approved by management covering a three to seven years’ period and a risk adjusted discount rate. The discount rate used by the Group is 20%. Cash flows beyond that period have been extrapolated using a steady growth rate and terminal value. The recoverable amount of licenses of Ping An Financing Guarantee (Tianjin) Co., Ltd., Shenzhen Qianhai Financial Asset Exchange Co., Ltd. and Chongqing Financial Assets Exchange Co., Ltd. were significantly lower than book value during impairment assessment as of December 2021. As a result, impairment losses amounting to RMB964 million were recognized.